TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS - Summary of detailed information about movement in technical insurance claim reserves (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	S/ 8,452,671
Ending balance	9,950,233	S/ 8,452,671
Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	7,062,380
Ending balance	8,457,046	7,062,380
General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	1,156,368
Ending balance	1,241,717	1,156,368
Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	233,923
Ending balance	251,470	233,923
Technical claim reserve [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	7,086,001	6,262,908
Time course expenses and others	64,098	(117,965)
Unearned premium and other technical reserves variation, net	12,713	79,349
Insurance subscriptions	612,954	724,458
Adjustment by application of market rates	666,556
Exchange difference and others	(68,317)	137,251
Ending balance	8,374,005	7,086,001
Technical claim reserve [Member] | Life insurance contracts [member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	6,329,512	5,599,777
Time course expenses and others	67,989	(117,965)
Unearned premium and other technical reserves variation, net	(61,834)	1,901
Insurance subscriptions	604,262	724,458
Adjustment by application of market rates	666,556
Exchange difference and others	(57,801)	121,341
Ending balance	7,548,684	6,329,512
Technical claim reserve [Member] | General insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	593,938	513,826
Time course expenses and others	(3,891)	0
Unearned premium and other technical reserves variation, net	62,862	64,302
Insurance subscriptions	8,692	0
Adjustment by application of market rates	0
Exchange difference and others	(10,472)	15,810
Ending balance	651,129	593,938
Technical claim reserve [Member] | Health insurance contracts [Member]
Disclosure of insurance claim reserves and technical reserves [Line Items]
Beginning balance	162,551	149,305
Time course expenses and others	0	0
Unearned premium and other technical reserves variation, net	11,685	13,146
Insurance subscriptions	0	0
Adjustment by application of market rates	0
Exchange difference and others	(44)	100
Ending balance	S/ 174,192	S/ 162,551